Loss Per Share - Narrative (Details) - shares shares in Thousands		12 Months Ended
	May 03, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)		800
Class A Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)		400
Class A Units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)		117,000	117,200	117,200
Class B Units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)		7,400	6,700	5,600
Restricted Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)		276	0	0
Class A | IPO
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Sale of stock, number of shares issued in transaction (in shares)	15,000